Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings per share
Earnings per share

in	2011	2010	2009

Net income attributable to shareholders (CHF million)

Income from continuing operations	1,953	5,117	6,555

Income/(loss) from discontinued operations, net of tax	0	(19)	169

Net income attributable to shareholders	1,953	5,098	6,724

Preferred securities dividends	(216)	(162)	(131)

Net income attributable to shareholders for basic earnings per share	1,737	4,936	6,593

Available for common shares	1,640	4,670	6,204

Available for unvested share-based payment awards	97	266	389

Net income attributable to shareholders for diluted earnings per share	1,737	4,936	6,593

Available for common shares	1,640	4,671	6,214

Available for unvested share-based payment awards	97	265	379

Weighted-average shares outstanding (million)

Weighted-average shares outstanding for basic earnings per share available for common shares	1,198.5	1,194.8	1,174.2

Dilutive share options and warrants	2.9	5.9	6.3

Dilutive share awards	5.3	0.4	29.5

Weighted-average shares outstanding for diluted earnings per share available for common shares [1]	1,206.7	1,201.1	1,210.0

Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	72.6	67.4	73.9

Basic earnings per share available for common shares (CHF)

Basic earnings per share from continuing operations	1.37	3.93	5.14

Basic earnings/(loss) per share from discontinued operations	0.00	(0.02)	0.14

Basic earnings per share available for common shares	1.37	3.91	5.28

Diluted earnings per share available for common shares (CHF)

Diluted earnings per share from continuing operations	1.36	3.91	5.01

Diluted earnings/(loss) per share from discontinued operations	0.00	(0.02)	0.13

Diluted earnings per share available for common shares	1.36	3.89	5.14

1 Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 37.3 million, 50.2 million and 57.3 million for 2011, 2010 and 2009, respectively.